FORM N-PX
       ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY

Investment Company Act file number: 811-06107

Patriot Select Dividend Trust
-------------------------------------------------------------------------
  (Exact name of registrant as specified in charter)

101 Huntington Avenue
Boston, MA  02199
-------------------------------------------------------------------------
  (Address of principal executive offices)

Victor Acker
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, MA  02199
-------------------------------------------------------------------------
  (Name and address of agent for service)


Registrant's telephone number, including area code: 1 800-852-0218

Date of Fiscal year-end: 6/30/2004

Date of reporting period: 7/1/2003 - 6/30/2004

   Item 1. Proxy Voting Record
   Account Number: 127250

   ISSUER NAME TICKER CUSIP MTG DATE MTG TYPE
           Proposal Type Voted? Vote For/Agnst Mgmt
   Alliant Energy Corp LNT  018802108  5/21/04  Annual
   1.01   Elect Ann K. Newhall MGMT YES FOR FOR
   1.02   Elect Michael L. Bennett MGMT YES FOR FOR
   1.03   Elect Jack B. Evans MGMT YES FOR FOR
   1.04   Elect David A. Perdue MGMT YES FOR FOR
   1.05   Elect Judith D. Pyle MGMT YES FOR FOR
   2.00   Increase Authorized Common Stock MGMT YES FOR FOR

   Ameren AEE  023608102  4/27/04  Annual
   1.01   Elect Susan S. Elliott MGMT YES FOR FOR
   1.02   Elect Clifford L. Greenwalt MGMT YES FOR FOR
   1.03   Elect Thomas A. Hays MGMT YES FOR FOR
   1.04   Elect Richard A. Liddy MGMT YES FOR FOR
   1.05   Elect Gordon R. Lohman MGMT YES FOR FOR
   1.06   Elect Richard A. Lumpkin MGMT YES FOR FOR
   1.07   Elect John P. MacCarthy MGMT YES FOR FOR
   1.08   Elect Paul L. Miller Jr. MGMT YES FOR FOR
   1.09   Elect Charles W. Mueller MGMT YES FOR FOR
   1.10   Elect Douglas R. Oberhelman MGMT YES FOR FOR
   1.11   Elect Gary L. Rainwater MGMT YES FOR FOR
   1.12   Elect Harvey Saligman MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR
   3.00   Review Nuclear Facility/Waste SHLDR YES ABSTAIN AGNST

   Aquila ILA  03840P102  5/5/04  Annual
   1.01   Elect John R. Baker MGMT YES FOR FOR
   1.02   Elect Irvine O. Hockaday Jr. MGMT YES FOR FOR
   1.03   Elect Heidi E. Hutter MGMT YES FOR FOR

   1.04   Elect Stanley O. Ikenberry MGMT YES FOR FOR

   CH Energy Group CHG  12541M102  4/27/04  Annual
   1.01   Elect Edward F.X. Gallagher MGMT YES FOR FOR
   1.02   Elect Steven V. Lant MGMT YES FOR FOR
   1.03   Elect Jeffrey D. Tranen MGMT YES FOR FOR

   Cinergy CIN  172474108  5/4/04  Annual
   1.01   Elect Michael G. Browning MGMT YES FOR FOR
   1.02   Elect George C. Juilfs MGMT YES FOR FOR
   1.03   Elect Dudley S. Taft MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR

   Consolidated Edison Inc ED  209115104  5/17/04  Annual
   1.01   Elect Vincent A. Calarco MGMT YES FOR FOR
   1.02   Elect George Campbell Jr. MGMT YES FOR FOR
   1.03   Elect Gordon J. Davis MGMT YES FOR FOR
   1.04   Elect Michael J. Del Giudice MGMT YES FOR FOR
   1.05   Elect Joan S. Freilich MGMT YES FOR FOR
   1.06   Elect Ellen V. Futter MGMT YES FOR FOR
   1.07   Elect Sally Hernandez-Pinero MGMT YES FOR FOR
   1.08   Elect Peter W. Likins MGMT YES FOR FOR
   1.09   Elect Eugene R. McGrath MGMT YES FOR FOR
   1.10   Elect Frederic V. Salerno MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR
   3.00   Adopt Employee Stock Purchase Plan MGMT YES AGNST AGNST
   4.00   Disclose Executive Compensation SHLDR YES AGNST FOR

   Dominion Resources D  25746U109  4/23/04  Annual
   1.01   Elect Susan B. Allen MGMT YES FOR FOR
   1.02   Elect Peter W. Brown MGMT YES FOR FOR
   1.03   Elect Ronald J. Calise MGMT YES FOR FOR
   1.04   Elect Thomas E. Capps MGMT YES FOR FOR
   1.05   Elect George A. Davidson Jr. MGMT YES FOR FOR
   1.06   Elect John W. Harris MGMT YES FOR FOR
   1.07   Elect Robert S. Jepson Jr. MGMT YES FOR FOR
   1.08   Elect Benjamin J. Lambert III MGMT YES FOR FOR
   1.09   Elect Richard L. Leatherwood MGMT YES FOR FOR
   1.10   Elect Margaret A. McKenna MGMT YES FOR FOR
   1.11   Elect Kenneth A. Randall MGMT YES FOR FOR
   1.12   Elect Frank S. Royal MGMT YES FOR FOR
   1.13   Elect S. Dallas Simmons MGMT YES FOR FOR
   1.14   Elect Robert H. Spilman MGMT YES FOR FOR
   1.15   Elect David A. Wollard MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR
   3.00   Restrict Executive Compensation SHLDR YES AGNST FOR

   DTE Energy DTE  233331107  4/29/04  Annual
   1.01   Elect Anthony F. Earley Jr. MGMT YES FOR FOR
   1.02   Elect Allan D. Gilmour MGMT YES FOR FOR
   1.03   Elect Frank M. Hennessey MGMT YES FOR FOR
   1.04   Elect Gail J. McGovern MGMT YES WHOLD AGNST
   1.05   Elect Josue Robles Jr. MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR

   Duke Energy Corp DUK  264399106  5/13/04  Annual
   1.01   Elect Paul M. Anderson MGMT YES FOR FOR
   1.02   Elect Ann Maynard Gray MGMT YES FOR FOR
   1.03   Elect Michael E. J. Phelps MGMT YES FOR FOR
   1.04   Elect James T. Rhodes MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR
   3.00   Repeal Classified Board SHLDR YES FOR AGNST

   Energy East Corp EAS  29266M109  6/18/04  Annual
   1.01   Elect Richard Aurelio MGMT YES FOR FOR
   1.02   Elect James A. Carrigg MGMT YES FOR FOR
   1.03   Elect David M. Jagger MGMT YES FOR FOR
   1.04   Elect Ben E. Lynch MGMT YES FOR FOR
   2.00   Repeal Classified Board MGMT YES FOR FOR
   3.00   Eliminate Cumulative Voting MGMT YES FOR FOR
   4.00   Adopt Employee Stock Purchase Plan MGMT YES FOR FOR
   5.00   Ratify Selection of Auditors MGMT YES FOR FOR

   Idacorp Inc IDA  451107106  5/20/04  Annual
   1.01   Elect Rotchford L. Barker MGMT YES FOR FOR
   1.02   Elect Jon H. Miller MGMT YES FOR FOR
   1.03   Elect Robert A. Tinstman MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR
   3.00   Review Charitable Giving Policy SHLDR YES ABSTAIN AGNST

   KeySpan Corp KSE  49337W100  5/20/04  Annual
   1.01   Elect Robert B. Catell MGMT YES FOR FOR
   1.02   Elect Andrea S. Christensen MGMT YES FOR FOR
   1.03   Elect Alan H. Fishman MGMT YES FOR FOR
   1.04   Elect J. Atwood Ives MGMT YES FOR FOR
   1.05   Elect James R. Jones MGMT YES FOR FOR
   1.06   Elect James L. Larocca MGMT YES FOR FOR
   1.07   Elect Gloria C. Larson MGMT YES FOR FOR
   1.08   Elect Stephen W. McKessy MGMT YES FOR FOR
   1.09   Elect Edward D. Miller MGMT YES FOR FOR
   1.10   Elect Vikki L. Pryor MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR
   3.00   Redeem or Vote on Poison Pill SHLDR YES FOR AGNST

   National Fuel Gas NFG  636180101  2/19/04  Annual
   1.01   Elect Philip C. Ackerman MGMT YES FOR FOR
   1.02   Elect Bernard S. Lee MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR
   3.00   Cap Executive Pay SHLDR YES AGNST FOR

   NiSource Inc NI  65473P105  5/11/04  Annual
   1.01   Elect Steven C. Beering MGMT YES FOR FOR
   1.02   Elect Dennis E. Foster MGMT YES FOR FOR
   1.03   Elect Richard L. Thompson MGMT YES FOR FOR
   1.04   Elect Carolyn Y. Woo MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR

   Northeast Utilities NU  664397106  5/11/04  Annual
   1.01   Elect Richard H. Booth MGMT YES FOR FOR
   1.02   Elect Cotton Mather Cleveland MGMT YES FOR FOR
   1.03   Elect Sanford Cloud Jr. MGMT YES FOR FOR
   1.04   Elect James F. Cordes MGMT YES FOR FOR
   1.05   Elect E. Gail De Planque MGMT YES FOR FOR
   1.06   Elect John H. Forsgren MGMT YES FOR FOR
   1.07   Elect John G. Graham MGMT YES FOR FOR
   1.08   Elect Elizabeth T. Kennan MGMT YES FOR FOR
   1.09   Elect Robert E. Patricelli MGMT YES FOR FOR
   1.10   Elect Charles W. Shivery MGMT YES FOR FOR
   1.11   Elect John F. Swope MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR

   NSTAR NST  67019E107  4/29/04  Annual
   1.01   Elect Gary L. Countryman MGMT YES FOR FOR
   1.02   Elect Daniel Dennis MGMT YES FOR FOR
   1.03   Elect Matina S. Horner MGMT YES FOR FOR
   1.04   Elect J. Thomas May MGMT YES FOR FOR

   2.00   Review Charitable Giving Policy SHLDR YES ABSTAIN AGNST

   OGE Energy Corp OGE  670837103  5/20/04  Annual
   1.01   Elect Luke R. Corbett MGMT YES FOR FOR
   1.02   Elect Robert Kelley MGMT YES FOR FOR
   1.03   Elect J. D. Williams MGMT YES FOR FOR

   Peoples Energy PGL  711030106  2/27/04  Annual
   1.01   Elect James R. Boris MGMT YES FOR FOR
   1.02   Elect William J. Brodsky MGMT YES FOR FOR
   1.03   Elect Pastora San Juan Cafferty MGMT YES FOR FOR
   1.04   Elect John W. Higgins MGMT YES FOR FOR
   1.05   Elect Dipak C. Jain MGMT YES WHOLD AGNST
   1.06   Elect Michael E. Lavin MGMT YES FOR FOR
   1.07   Elect Homer J. Livingston Jr. MGMT YES FOR FOR
   1.08   Elect Thomas M. Patrick MGMT YES FOR FOR
   1.09   Elect Richard P. Toft MGMT YES FOR FOR
   1.10   Elect Arthur R. Velasquez MGMT YES FOR FOR
   2.00   Adopt Stock Award Plan MGMT YES FOR FOR

   Progress Energy Inc PGN  743263105  5/12/04  Annual
   1.01   Elect Charles W. Coker MGMT YES FOR FOR
   1.02   Elect Robert B. McGehee MGMT YES FOR FOR
   1.03   Elect E. Marie McKee MGMT YES FOR FOR
   1.04   Elect Peter S. Rummell MGMT YES FOR FOR
   1.05   Elect Jean Giles Wittner MGMT YES FOR FOR
   2.00   Restrict Executive Compensation SHLDR YES AGNST FOR

   Puget Energy PSD  745310102  5/4/04  Annual
   1.01   Elect Phyllis J. Campbell MGMT YES FOR FOR
   1.02   Elect Stephen E. Frank MGMT YES FOR FOR
   1.03   Elect Kenneth P. Mortimer MGMT YES FOR FOR
   1.04   Elect Stephen P. Reynolds MGMT YES FOR FOR

   Sierra Pacific Resources SRP  826428104  8/11/03  Special
   1.00   Approve Common Stock Issuance MGMT YES FOR FOR

   Sierra Pacific Resources SRP  826428104  5/3/04  Annual
   1.01   Elect James R. Donnelley MGMT YES FOR FOR
   1.02   Elect Walter M. Higgins MGMT YES FOR FOR
   1.03   Elect John F. O'Reilly MGMT YES FOR FOR
   2.00   Adopt Stock Option Plan MGMT YES FOR FOR
   3.00   Redeem or Vote on Poison Pill SHLDR YES FOR AGNST

   Teco Energy TE  872375100  4/28/04  Annual
   1.01   Elect Thompson L. Rankin MGMT YES FOR FOR
   1.02   Elect William D. Rockford MGMT YES FOR FOR
   1.03   Elect J. Thomas Touchton MGMT YES FOR FOR
   2.00   Adopt Stock Option Plan MGMT YES AGNST AGNST
   3.00   Ratify Selection of Auditors MGMT YES FOR FOR
   4.00   Restrict Executive Compensation SHLDR YES AGNST FOR
   5.00   Expense Stock Options SHLDR YES AGNST FOR

   Vectren VVC  92240G101  4/28/04  Annual
   1.01   Elect John D. Engelbrecht MGMT YES FOR FOR
   1.02   Elect William G. Mays MGMT YES FOR FOR
   1.03   Elect J. Timothy McGinley MGMT YES FOR FOR
   1.04   Elect Richard P. Rechter MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR
   3.00   Expense Stock Options SHLDR YES AGNST FOR

   WPS Resources Corp WPS  92931B106  5/13/04  Annual
   1.01   Elect Richard A. Bemis MGMT YES FOR FOR

   1.02   Elect Ellen Carnahan MGMT YES FOR FOR
   1.03   Elect Robert C. Gallagher MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR

   Xcel Energy Inc XEL  98389B100  5/20/04  Annual
   1.00   Repeal Classified Board MGMT YES FOR FOR
   2.01   Elect David A. Christensen MGMT YES FOR FOR
   2.02   Elect Margaret R. Preska MGMT YES FOR FOR
   2.03   Elect W. Thomas Stephens MGMT YES FOR FOR
   2.04   Elect Richard H. Anderson MGMT YES FOR FOR
   2.05   Elect Robert C. Kelly MGMT YES FOR FOR
   2.06   Elect Ralph R. Peterson MGMT YES WHOLD AGNST
   3.00   Adopt Director Stock Award Plan MGMT YES AGNST AGNST

   Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to be have been voted against management's recommendation, regardless of whether the recommendation is 'For' or 'Against,' except where management has made no recommendation or has recommended that shareholders 'Abstain.'
   Where management has recommended that shareholders 'Abstain' from voting on a ballot item: 1) a ballot market 'Abstain' is considered to have been voted for management's recommendation to 'Abstain' and 2) a ballot voted 'For" or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'
   Where management has made no recommendation on a ballot item, the abbreviation "N/A" is used to denote that there is no applicable recommendation compared to which a vote may be 'For' or 'Against' the recommendation of management.
   SIGNATURES:
   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Patriot Select Dividend Trust
-------------------------------------------------------------------------
       (Registrant)


By _______________________________________________________________________
       (Signature & Title)


Date _____________________________________________________________________